FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ 377	$ 69
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	(377)	(69)
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:	0	319
Five Percent Decrease In Market Price Member
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:	$ 0	$ (319)